Dividend income - Schedule of revenue from dividends (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Interest And Dividend Income, Securities, by Security Type [Abstract]
Dividend income related to financial assets at FVTPL	₩ 222,357		₩ 136,136	₩ 284,683
Dividend income related to financial assets at FVTOCI	17,936		23,846	24,528
Total	₩ 240,293	$ 186,129	₩ 159,982	₩ 309,211